Document and Entity Information	Feb. 18, 2025
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Feb. 18, 2025
Entity File Number	001-13106
Entity Registrant Name	ESSEX PROPERTY TRUST, INC.
Entity Central Index Key	0000920522
Entity Incorporation, State or Country Code	MD
Entity Tax Identification Number	77-0369576
Entity Address, Address Line One	1100 Park Place
Entity Address, Address Line Two	Suite 200
Entity Address, City or Town	San Mateo
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94403
City Area Code	650
Local Phone Number	655-7800
Title of 12(b) Security	Common Stock, $0.0001 par value
Trading Symbol	ESS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false